--------------------------------------------------------------------------------

Scudder Variable Series II

o    Scudder International Select Equity Portfolio

Supplement to the currently effective prospectus for the International Select Equity Portfolio.

The following replaces the information in "The Portfolio Managers" section of the Portfolio's prospectus:

The following people handle the day-to-day management of the portfolio:

Alex Tedder                                                 Matthias Knerr
Managing Director of Deutsche Asset Management              CFA, Director, Deutsche Asset Management and Manager
and Lead Manager to the Portfolio.                          of the Portfolio.
 o Joined Deutsche Asset Management in 1994 and the          o Joined Deutsche Asset Management in 1995.
   portfolio in 2002.                                        o Head of the Capital Goods Global Sector Team:
 o Head of International Select Equity strategy; portfolio     London.
   manager and analyst for Core EAFE strategy: London.       o Portfolio manager for EAFE Equities and Global
 o Previously managed European equities and responsible        Equities.
   for insurance sector with 4 years of experience at
   Schroder Investment Management.                          Sangita Uberoi
 o MA, Freiburg University.                                 CFA, Director, Deutsche Asset Management and Manager
                                                            of the Portfolio.
Clare Gray                                                   o Joined Deutsche Asset Management in 1994.
CFA, Director of Deutsche Asset Management                   o Head of the Global Equity Research Team for
and Manager of the Portfolio.                                  Consumer Goods, Retail and Leisure Sector: London.
 o Joined Deutsche Asset Management in 1993 and              o Portfolio manager for EAFE Equities.
   the Portfolio in 2002.                                    o Previous experience includes two years in equity
 o Portfolio manager with primary focus on European            research and investments at Lehman Brothers &
   markets and senior analyst covering global                  Smith Barney.
   telecommunications: London.
 o Previous experience includes three years of experience in international investments and corporate finance with
   Citicorp Securities.




               Please Retain This Supplement for Future Reference

March 1, 2004
SVS2-3659